FINANCIAL INSTRUMENTS (Details 14) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 7,896,442	$ 6,572,325
Financial liabilities, at fair value	7,227,349	6,331,528
U.S Dollar [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	3,402,747	3,397,376
Financial liabilities, at fair value	2,936,324	3,136,318
U.S Dollar [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	878,793	415,462
Financial liabilities, at fair value	933,723	408,278
U.S Dollar [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	126,199	131,292
Financial liabilities, at fair value	126,199	131,292
U.S Dollar [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	173,681	234,226
Financial liabilities, at fair value	173,681	234,226
U.S Dollar [Member] | Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	15,400	202
Financial liabilities, at fair value	15,400	202
Unidad de Fomento [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,594,291	1,116,083
Financial liabilities, at fair value	1,323,194	1,167,251
Unidad de Fomento [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	31,797	16,936
Financial liabilities, at fair value	31,797	16,936
Unidad de Fomento [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	41,534	39,356
Financial liabilities, at fair value	41,534	39,356
Other currencies [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	205,830	69,890
Financial liabilities, at fair value	0	0
Other currencies [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	196	23
Financial liabilities, at fair value	196	23
Other currencies [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	14,609	10,476
Financial liabilities, at fair value	14,609	10,476
Chilean Pesos [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	33,489	11,265
Financial liabilities, at fair value	33,489	11,265
Chilean Pesos [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	399,338	369,300
Financial liabilities, at fair value	399,338	369,300
Chilean Pesos [Member] | Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	14,539	20,809
Financial liabilities, at fair value	14,539	20,809
Euro [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	414,428	455,325
Financial liabilities, at fair value	633,755	501,492
Euro [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	150	201
Financial liabilities, at fair value	150	201
Euro [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	18,933	23,277
Financial liabilities, at fair value	18,933	23,277
Mexican Pesos [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	3,540	3,238
Financial liabilities, at fair value	3,540	3,238
Mexican Pesos [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	18,336	16,791
Financial liabilities, at fair value	18,336	16,791
Real [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	364,011	101,269
Financial liabilities, at fair value	364,011	101,269
Real [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	98,198	85,450
Financial liabilities, at fair value	98,198	85,450
Argentine Pesos [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	46,403	54,078
Financial liabilities, at fair value	$ 46,403	$ 54,078